ASSET PURCHASE AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ASSET PURCHASE AGREEMENT

Note 7 - ASSET PURCHASE AGREEMENT

Thomason Jones Company, LLC

In April 2022, the Company entered into an Asset Purchase Agreement with William Thomason, Richard Jones, and Thomason Jones Company, LLC whereby the Company acquired inventory and intellectual property assets for a price not to exceed $700 cash plus contingent payments of $1,000 each to William Thomason and Richard Jones (the “Earn Out”). The transaction was determined to be a business combination under the guidance in FASB ASC 805: Business Combinations. The Company followed the guidance under ASC 805-10-55 and determined the contingent consideration to be separate from the business combination and the earn out to be recognized as contingent compensation to Mr. Thomason and Mr. Jones as the contingency became probable of being met. The Company concluded the purchase price to be $444 and was allocated in its entirety to inventory.

Pursuant to the terms of the agreement dated April 2022, Dragonfly Energy Corp. agreed to a contingent compensation arrangement with Mr. Thomason and Mr. Jones. According to this agreement, if Dragonfly Energy Corp. realizes $3,000 in gross sales from products sold under the Wakespeed brand or which incorporate any portion of the Purchased Intellectual Property (IP) within twenty-four months of the acquisition, the Company is obligated to pay each of Thomason and Jones $1,000. The Company may satisfy this obligation in cash or by issuing common stock at its discretion.

The Company has determined that this arrangement constitutes compensation for post-acquisition services. Consequently, the Company has recognized this contingent consideration as a compensation expense, measured at its fair value at the acquisition date. The fair value was determined using a probability weighted expected outcome approach, considering the likelihood of reaching the gross sales target.

As of December 31, 2023, the Company has recognized $2,000 of compensation expense in connection with this arrangement. This expense is reflected in the statement of operations under Sales and marketing expense. The total amount has been recognized as compensation expense as of December 31, 2023, since it was deemed earned and no further service performance was required.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 8 - ASSET PURCHASE AGREEMENT

Thomason Jones Company, LLC

In April 2022, the Company entered into an Asset Purchase Agreement with William Thomason, Richard Jones, and Thomason Jones Company, LLC whereby the Company acquired inventory and intellectual property assets for a price not to exceed $700 cash plus contingent payments of $1,000 each to William Thomason and Richard Jones (the “Earn Out”). The transaction was determined to be a business combination under the guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805: Business Combinations. The Company followed the guidance under ASC 805-10-55 and determined the contingent consideration to be separate from the business combination and the earn out to be recognized as contingent compensation to Mr. Thomason and Mr. Jones as the contingency became probable of being met. The Company concluded the purchase price to be $444 and was allocated in its entirety to inventory.

Pursuant to the terms of the agreement dated April 2022, Dragonfly Energy Corp. agreed to a contingent compensation arrangement with Mr. Thomason and Mr. Jones. According to this agreement, if Dragonfly Energy Corp. realizes $3,000 in gross sales from products sold under the Wakespeed brand or which incorporate any portion of the Purchased Intellectual Property (IP) within twenty-four months of the acquisition, the Company is obligated to pay each of Thomason and Jones $1,000. The Company may satisfy this obligation in cash or by issuing common stock at its discretion.

The Company has determined that this arrangement constitutes compensation for post-acquisition services. Consequently, the Company has recognized this contingent consideration as a compensation expense, measured at its fair value at the acquisition date. The fair value was determined using a probability-weighted expected outcome approach, considering the likelihood of reaching the gross sales target.

As of December 31, 2023, the Company has recognized $2,000 of compensation expense in connection with this arrangement. This expense is reflected in the statement of operations under Sales and marketing expense. The total amount has been recognized as compensation expense as of December 31, 2023, since it was deemed earned and no further service performance was required.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)